Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
December 31, 2022
FBF-Y25-NPRT3-0323
1.9892468.104
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $2,069,055)	2,080,000	2,069,646

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	8,430,463	84,136,018
Fidelity Series Commodity Strategy Fund (c)	96,084	10,121,448
Fidelity Series Large Cap Growth Index Fund (c)	3,921,759	53,061,394
Fidelity Series Large Cap Stock Fund (c)	3,557,011	58,797,388
Fidelity Series Large Cap Value Index Fund (c)	7,932,645	109,391,172
Fidelity Series Small Cap Opportunities Fund (c)	2,300,762	26,849,898
Fidelity Series Small Capital Core Fund (c)	19,100	186,989
Fidelity Series Value Discovery Fund (c)	2,736,974	40,397,742
TOTAL DOMESTIC EQUITY FUNDS (Cost $390,439,746)		382,942,049

International Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,934,428	25,399,034
Fidelity Series Emerging Markets Fund (c)	1,752,972	13,568,005
Fidelity Series Emerging Markets Opportunities Fund (c)	7,821,021	122,164,346
Fidelity Series International Growth Fund (c)	3,949,530	56,320,303
Fidelity Series International Index Fund (c)	2,295,277	23,526,586
Fidelity Series International Small Cap Fund (c)	1,185,364	17,590,802
Fidelity Series International Value Fund (c)	5,609,182	56,260,097
Fidelity Series Overseas Fund (c)	5,184,693	56,305,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $401,518,784)		371,134,944

Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,825,419	106,455,729
Fidelity Series Corporate Bond Fund (c)	7,220,418	64,333,924
Fidelity Series Emerging Markets Debt Fund (c)	965,149	7,084,191
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	268,607	2,334,195
Fidelity Series Floating Rate High Income Fund (c)	150,562	1,321,939
Fidelity Series Government Bond Index Fund (c)	10,409,982	94,939,035
Fidelity Series High Income Fund (c)	880,233	7,094,678
Fidelity Series International Developed Markets Bond Index Fund (c)	6,166,036	51,856,359
Fidelity Series Investment Grade Bond Fund (c)	9,906,223	97,576,301
Fidelity Series Investment Grade Securitized Fund (c)	7,675,939	68,162,336
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,238,326	65,856,589
Fidelity Series Real Estate Income Fund (c)	305,132	2,880,450
TOTAL BOND FUNDS (Cost $675,900,100)		569,895,726

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	2,308,934	2,309,396
Fidelity Series Government Money Market Fund 4.35% (c)(e)	2,957,198	2,957,198
Fidelity Series Short-Term Credit Fund (c)	4,590	43,832
Fidelity Series Treasury Bill Index Fund (c)	757,954	7,541,647
TOTAL SHORT-TERM FUNDS (Cost $12,855,326)		12,852,073

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,482,783,011)	1,338,894,438
NET OTHER ASSETS (LIABILITIES) - 0.0%	122,808
NET ASSETS - 100.0%	1,339,017,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	185	Mar 2023	20,774,922	(56,096)	(56,096)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	31	Mar 2023	3,345,820	(24,947)	(24,947)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	60	Mar 2023	8,058,750	17,447	17,447

TOTAL PURCHASED					(63,596)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	57	Mar 2023	11,003,850	307,342	307,342
MSCI EAFE Index Future (United States)	72	Mar 2023	7,017,840	113,168	113,168
MSCI Emerging Markets Index Future (United States)	93	Mar 2023	4,461,210	41,879	41,879

TOTAL SOLD					462,389

TOTAL FUTURES CONTRACTS					398,793
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,069,646.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	897,468	16,795,433	15,383,505	28,384	-	-	2,309,396	0.0%
Total	897,468	16,795,433	15,383,505	28,384	-	-	2,309,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	7,213,467	7,233,958	-	20,491	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	88,313,540	49,533,271	9,645,406	6,666,507	(725,981)	(21,019,695)	106,455,729
Fidelity Series Blue Chip Growth Fund	92,992,682	38,711,507	17,454,163	2,890,692	(5,073,272)	(25,040,736)	84,136,018
Fidelity Series Canada Fund	31,191,964	5,043,232	6,146,296	804,395	(149,734)	(4,540,132)	25,399,034
Fidelity Series Commodity Strategy Fund	22,205,513	14,315,314	13,981,266	10,930,412	(2,849,910)	(9,568,203)	10,121,448
Fidelity Series Corporate Bond Fund	75,318,971	13,877,420	16,238,259	1,740,807	(1,278,815)	(7,345,393)	64,333,924
Fidelity Series Emerging Markets Debt Fund	7,376,970	1,357,902	835,539	301,658	(62,572)	(752,570)	7,084,191
Fidelity Series Emerging Markets Debt Local Currency Fund	2,499,926	307,614	383,349	-	(40,616)	(49,380)	2,334,195
Fidelity Series Emerging Markets Fund	15,251,806	3,172,649	2,371,580	343,642	(530,861)	(1,954,009)	13,568,005
Fidelity Series Emerging Markets Opportunities Fund	137,460,211	28,790,686	23,694,060	2,936,050	(6,508,014)	(13,884,477)	122,164,346
Fidelity Series Floating Rate High Income Fund	1,506,542	335,740	456,940	66,516	(14,490)	(48,913)	1,321,939
Fidelity Series Government Bond Index Fund	105,388,442	20,993,708	22,584,928	1,303,864	(1,164,113)	(7,694,074)	94,939,035
Fidelity Series Government Money Market Fund 4.35%	3,469,402	4,130,868	4,643,072	16,939	-	-	2,957,198
Fidelity Series High Income Fund	9,003,844	1,204,031	2,148,678	363,305	(132,137)	(832,382)	7,094,678
Fidelity Series Inflation-Protected Bond Index Fund	13,145,591	378,326	13,202,659	151,661	218,036	(539,294)	-
Fidelity Series International Developed Markets Bond Index Fund	46,700,158	19,032,707	8,547,415	396,105	(714,670)	(4,614,421)	51,856,359
Fidelity Series International Growth Fund	62,508,182	13,549,347	11,244,012	1,926,325	(1,628,970)	(6,864,244)	56,320,303
Fidelity Series International Index Fund	26,474,889	4,661,362	4,969,147	617,919	(480,222)	(2,160,296)	23,526,586
Fidelity Series International Small Cap Fund	19,703,247	3,255,446	1,956,422	1,060,796	(310,349)	(3,101,120)	17,590,802
Fidelity Series International Value Fund	63,184,340	13,054,897	14,767,745	1,886,558	(1,200,554)	(4,010,841)	56,260,097
Fidelity Series Investment Grade Bond Fund	110,845,459	21,113,421	23,926,715	2,408,885	(1,649,341)	(8,806,523)	97,576,301
Fidelity Series Investment Grade Securitized Fund	77,639,832	14,210,396	17,250,002	1,244,497	(1,171,657)	(5,266,233)	68,162,336
Fidelity Series Large Cap Growth Index Fund	58,589,695	18,882,599	10,343,149	727,326	(476,180)	(13,591,571)	53,061,394
Fidelity Series Large Cap Stock Fund	65,376,329	16,494,633	14,794,203	3,884,093	(852,522)	(7,426,849)	58,797,388
Fidelity Series Large Cap Value Index Fund	125,146,053	20,679,131	24,261,572	3,942,846	(1,130,541)	(11,041,899)	109,391,172
Fidelity Series Long-Term Treasury Bond Index Fund	70,976,087	20,549,821	8,464,925	1,361,265	(1,150,710)	(16,053,684)	65,856,589
Fidelity Series Overseas Fund	62,932,419	12,498,216	10,511,864	1,014,478	(1,469,695)	(7,143,305)	56,305,771
Fidelity Series Real Estate Income Fund	5,415,869	1,137,540	2,899,199	326,012	(235,475)	(538,285)	2,880,450
Fidelity Series Short-Term Credit Fund	3,478,139	109,707	3,520,962	6,279	(93,509)	70,457	43,832
Fidelity Series Small Cap Opportunities Fund	31,456,232	5,437,057	5,708,405	1,366,029	(658,998)	(3,675,988)	26,849,898
Fidelity Series Small Capital Core Fund	-	186,989	-	-	-	-	186,989
Fidelity Series Treasury Bill Index Fund	10,409,392	8,905,616	11,768,664	56,674	(428)	(4,269)	7,541,647
Fidelity Series Value Discovery Fund	46,268,874	7,965,842	10,487,615	2,120,421	(488,577)	(2,860,782)	40,397,742
	1,492,230,600	391,090,462	326,442,169	52,862,956	(32,004,386)	(190,359,111)	1,334,515,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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